Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: December 11, 2024

Payment Date	12/16/2024
Collection Period Start	10/1/2024
Collection Period End	11/30/2024
Interest Period Start	11/26/2024
Interest Period End	12/15/2024

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$200,000,000.00	$74,804,050.63	$125,195,949.37	0.625980	Dec-25
Class A-2a Notes	$314,800,000.00	$—	$314,800,000.00	1.000000	Oct-27
Class A-2b Notes	$78,800,000.00	$—	$78,800,000.00	1.000000	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$1,085,190,000.00	$74,804,050.63	$1,010,385,949.37

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,116,124,822.45	$1,042,052,122.57	0.933634
YSOC Amount	$30,928,832.44	$28,953,183.22
Adjusted Pool Balance	$1,085,195,990.01	$1,013,098,939.35
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$5,990.01	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$200,000,000.00	4.62200%	ACT/360	$513,555.56
Class A-2a Notes	$314,800,000.00	4.61000%	30/360	$765,925.89
Class A-2b Notes	$78,800,000.00	5.04533%	ACT/360	$220,873.34
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$959,728.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$160,946.04
Class B Notes	$10,850,000.00	4.89000%	30/360	$28,002.04
Class C Notes	$10,850,000.00	5.09000%	30/360	$29,147.32
Class D Notes	$10,850,000.00	5.43000%	30/360	$31,094.29
Total Notes	$1,085,190,000.00			$2,709,272.48

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,116,124,822.45	$1,042,052,122.57
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,085,195,990.01	$1,013,098,939.35
Number of Receivables Outstanding	49,532	47,904
Weighted Average Contract Rate	7.56%	7.55%
Weighted Average Remaining Term (months)	56.3	54.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$13,635,686.81
Principal Collections	$73,835,393.50
Liquidation Proceeds	$38,583.88
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$87,509,664.19
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$87,509,664.19

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,860,208.04	$1,860,208.04	$—	$—	$85,649,456.15
Interest - Class A-1 Notes	$513,555.56	$513,555.56	$—	$—	$85,135,900.59
Interest - Class A-2a Notes	$765,925.89	$765,925.89	$—	$—	$84,369,974.70
Interest - Class A-2b Notes	$220,873.34	$220,873.34	$—	$—	$84,149,101.36
Interest - Class A-3 Notes	$959,728.00	$959,728.00	$—	$—	$83,189,373.36
Interest - Class A-4 Notes	$160,946.04	$160,946.04	$—	$—	$83,028,427.32
First Allocation of Principal	$39,541,060.65	$39,541,060.65	$—	$—	$43,487,366.67
Interest - Class B Notes	$28,002.04	$28,002.04	$—	$—	$43,459,364.63
Second Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$32,609,364.63
Interest - Class C Notes	$29,147.32	$29,147.32	$—	$—	$32,580,217.31
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$21,730,217.31
Interest - Class D Notes	$31,094.29	$31,094.29	$—	$—	$21,699,123.02
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$10,849,123.02
Reserve Account Deposit Amount	$—	$—	$—	$—	$10,849,123.02
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$8,136,133.04
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$8,136,133.04
Remaining Funds to Certificates	$8,136,133.04	$8,136,133.04	$—	$—	$—
Total	$87,509,664.19	$87,509,664.19	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$30,928,832.44
Increase/(Decrease)	$(1,975,649.22)
Ending YSOC Amount	$28,953,183.22

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,085,195,990.01	$1,013,098,939.35
Note Balance	$1,085,190,000.00	$1,010,385,949.37
Overcollateralization (Adjusted Pool Balance - Note Balance)	$5,990.01	$2,712,989.98
Target Overcollateralization Amount	$—	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	47	$237,306.38
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	21	$38,583.88
Monthly Net Losses (Liquidation Proceeds)			$198,722.50
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.22%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$198,722.50
Cumulative Net Loss Ratio			0.02%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.07%	28	$745,688.09
60-89 Days Delinquent	0.01%	4	$101,987.88
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.08%	32	$847,675.97

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$24,225.56
Total Repossessed Inventory		1	$24,225.56

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		4	$101,987.88
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.01%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.50	0.05%	17	0.04%
The table below presents accounts which received a short-term payment extension in the month of October 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.53	0.05%	23	0.05%